UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22949

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Dynamic Convertible and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: July 31, 2018

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (21.0%)
	Consumer Discretionary (3.8%)
258,000	AV Homes, Inc.
	6.625%, 05/15/22	$266,083
335,000	Beverages & More, Inc.*
	11.500%, 06/15/22	268,136
340,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	342,633
349,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	336,474
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
641,000	5.125%, 05/01/27*	612,915
273,000	5.750%, 09/01/23	277,865
134,000	5.000%, 02/01/28*^	126,024
550,000	Century Communities, Inc.
	5.875%, 07/15/25	520,182
2,391,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	2,426,447
	DISH DBS Corp.
483,000	6.750%, 06/01/21	486,917
473,000	5.875%, 11/15/24^	395,355
301,000	7.750%, 07/01/26^	263,444
603,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	611,587
956,000	ESH Hospitality, Inc.*
	5.250%, 05/01/25	928,419
177,000	GameStop Corp.*^
	6.750%, 03/15/21	180,580
	GLP Capital, LP / GLP Financing
	II, Inc.
335,000	5.250%, 06/01/25^	342,020
134,000	5.750%, 06/01/28µ	136,576
277,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	291,353
335,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	328,544
1,002,000	L Brands, Inc.µ
	6.875%, 11/01/35	864,475
335,000	M/I Homes, Inc.
	5.625%, 08/01/25	316,285
674,000	Mattel, Inc.*^
	6.750%, 12/31/25	655,371
311,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	309,613
383,000	Meritage Homes Corp.µ
	6.000%, 06/01/25	386,715
3,826,000	MGM Resorts International
	6.750%, 10/01/20	4,038,592
1,396,000	Neiman Marcus Group Ltd., LLC*
	8.000%, 10/15/21	883,368
320,000	Penske Automotive Group, Inc.^
	5.500%, 05/15/26	312,731
	PetSmart, Inc.*
426,000	5.875%, 06/01/25	338,033
62,000	8.875%, 06/01/25^	42,687
	Rite Aid Corp.
689,000	7.700%, 02/15/27	604,143
201,000	6.125%, 04/01/23*^	202,782
583,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	529,495
PRINCIPAL AMOUNT		VALUE
387,000	Sally Holdings, LLC / Sally
	Capital, Inc.^
	5.625%, 12/01/25	$362,156
335,000	Sotheby’s*
	4.875%, 12/15/25	321,570
263,000	VOC Escrow, Ltd.*µ
	5.000%, 02/15/28	253,326
		19,562,896

	Consumer Staples (1.0%)
139,000	Albertsons Companies, Inc.*^‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	140,820
344,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson’s,
	Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	309,920
330,000	Fresh Market, Inc.*
	9.750%, 05/01/23	234,442
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
2,095,000	7.250%, 06/01/21	2,118,244
459,000	6.750%, 02/15/28	437,276
	New Albertson’s, Inc.
402,000	7.450%, 08/01/29^	335,041
163,000	8.000%, 05/01/31	139,256
86,000	7.750%, 06/15/26	75,067
	Pilgrim’s Pride Corp.*
526,000	5.875%, 09/30/27	494,556
134,000	5.750%, 03/15/25	128,643
	Post Holdings, Inc.*
311,000	5.750%, 03/01/27	303,673
67,000	5.625%, 01/15/28	64,002
	Simmons Foods, Inc.*
201,000	7.750%, 01/15/24	208,099
158,000	5.750%, 11/01/24	130,912
		5,119,951

	Energy (2.8%)
100,000	Berry Petroleum Company, LLC*
	7.000%, 02/15/26	104,227
201,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	203,188
325,000	Buckeye Partners, LP^‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	299,617
669,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	646,759
488,000	California Resources Corp.*^
	8.000%, 12/15/22	439,212
	Carrizo Oil & Gas, Inc.
273,000	8.250%, 07/15/25	294,824
164,000	6.250%, 04/15/23^	167,357
335,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	336,791
340,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	348,860
62,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	68,723
636,000	DCP Midstream Operating, LP*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	584,436
129,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	128,165

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Denbury Resources, Inc.
287,000	5.500%, 05/01/22^	$260,748
215,000	9.250%, 03/31/22*	228,239
134,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	139,303
607,000	Energy Transfer Equity, LP^
	5.500%, 06/01/27	622,958
717,000	Energy Transfer Partners, LPµ‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	621,596
	Enterprise Products Operating,
	LLC‡
502,000	4.875%, 08/16/77µ
	3 mo. USD LIBOR + 2.99%	480,331
129,000	5.375%, 02/15/78^
	3 mo. USD LIBOR + 2.57%	121,156
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*
273,000	7.750%, 05/15/26	279,175
234,000	9.375%, 05/01/24^	193,065
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
335,000	6.500%, 10/01/25^	325,052
335,000	6.250%, 05/15/26	316,366
488,000	Gulfport Energy Corp.^
	6.375%, 05/15/25	476,542
263,000	Halcon Resources Corp.
	6.750%, 02/15/25	245,196
440,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	473,552
335,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	337,459
263,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*
	10.625%, 05/01/24	273,197
124,000	Moss Creek Resources Holdings,
	Inc.*
	7.500%, 01/15/26	121,840
33,000	Nabors Industries, Inc.*µ
	5.750%, 02/01/25	31,256
234,000	Oasis Petroleum, Inc.*
	6.250%, 05/01/26	235,241
320,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*^
	7.750%, 12/15/25	324,160
330,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	326,923
325,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	318,487
139,000	QEP Resources, Inc.^
	5.625%, 03/01/26	134,086
497,000	SESI, LLC^
	7.750%, 09/15/24	514,161
143,000	SM Energy Company^
	6.750%, 09/15/26	146,183
277,000	Southwestern Energy Company^
	7.500%, 04/01/26	287,846
215,000	Sunoco, LP / Sunoco Finance
	Corp.*
	5.500%, 02/15/26	205,732
PRINCIPAL AMOUNT		VALUE
67,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.*^
	5.875%, 04/15/26	$68,551
67,000	TransMontaigne Partners, LP /
	TLP Finance Corp.
	6.125%, 02/15/26	66,434
67,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	68,257
320,000	Transocean, Inc.*
	7.500%, 01/15/26	328,064
335,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*^
	8.750%, 04/15/23	310,552
316,000	W&T Offshore, Inc.*
	9.000%, 05/15/20
	10.750% PIK rate	322,102
703,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	700,413
320,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	331,531
	WildHorse Resource
	Development Corp.
402,000	6.875%, 02/01/25	407,566
134,000	6.875%, 02/01/25*	135,982
		14,401,461

	Financials (2.9%)
650,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	590,252
1,023,000	Ally Financial, Inc.
	8.000%, 11/01/31	1,238,111
335,000	Amwins Group, Inc.*^
	7.750%, 07/01/26	350,958
593,000	Ardonagh Midco 3, PLC*
	8.625%, 07/15/23	607,253
550,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	532,906
335,000	Bank of America Corp.µ‡
	5.875%, 03/15/28
	3 mo. USD LIBOR + 2.93%	332,149
335,000	Bank of Nova Scotia^µ‡
	4.650%, 10/12/22
	3 mo. USD LIBOR + 2.65%	306,066
641,000	Charles Schwab Corp.µ‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	621,558
406,000	CyrusOne, LP / CyrusOne
	Finance Corp.µ
	5.375%, 03/15/27	404,197
583,000	Dell International, LLC / EMC
	Corp.*^µ
	6.020%, 06/15/26	616,945
335,000	Discover Financial Servicesµ‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.08%	328,764
210,000	Equinix, Inc.^
	5.375%, 05/15/27	212,392
134,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	130,067
335,000	HUB International, Ltd.*
	7.000%, 05/01/26	336,585

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
502,000	ILFC E-Capital Trust II*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	$461,378
741,000	Iron Mountain, Inc.*µ
	5.250%, 03/15/28	686,410
1,100,000	Jefferies Finance, LLC*
	7.250%, 08/15/24	1,079,886
311,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.*µ
	5.250%, 10/01/25	291,855
258,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	251,874
340,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	331,038
	MetLife, Inc.^
559,000	6.400%, 12/15/36	595,204
33,000	5.875%, 03/15/28‡
	3 mo. USD LIBOR + 2.96%	33,868
684,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.
	6.500%, 07/01/21	686,025
598,000	Navient Corp.^
	6.750%, 06/25/25	595,037
277,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	279,695
383,000	Oil Insurance, Ltd.*‡
	5.319%, 05/31/18
	3 mo. USD LIBOR + 2.98%	363,737
646,000	Quicken Loans, Inc.*µ
	5.750%, 05/01/25	644,243
359,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	356,268
	Springleaf Finance Corp.
445,000	6.875%, 03/15/25^	451,931
281,000	8.250%, 10/01/23	311,538
172,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	170,022
655,000	Tronox Finance, PLC*
	5.750%, 10/01/25	632,399
		14,830,611

	Health Care (3.4%)
606,000	Acadia Healthcare Company, Inc.
	6.500%, 03/01/24	621,629
	Bausch Health Cos., Inc.*
669,000	8.500%, 01/31/27	688,695
650,000	9.000%, 12/15/25^	689,790
335,000	7.500%, 07/15/21	341,988
316,000	9.250%, 04/01/26	336,493
	Community Health Systems, Inc.
1,157,000	8.125%, 06/30/24*^	953,154
92,000	6.875%, 02/01/22	45,205
980,000	DaVita, Inc.
	5.125%, 07/15/24	954,172
5,643,000	Endo Finance, LLC / Endo Finco,
	Inc.*^
	7.250%, 01/15/22	5,332,804
	HCA, Inc.
2,018,000	5.375%, 02/01/25^	2,046,756
287,000	7.500%, 11/06/33	307,384
PRINCIPAL AMOUNT		VALUE
325,000	Horizon Pharma, Inc. / Horizon
	Pharma USA, Inc.*^
	8.750%, 11/01/24	$346,934
349,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	340,933
445,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	384,066
139,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	121,740
	Tenet Healthcare Corp.^
932,000	6.750%, 06/15/23	947,331
646,000	5.125%, 05/01/25	627,828
636,000	Teva Pharmaceutical Finance
	Company, BV^µ
	2.950%, 12/18/22	586,596
1,013,000	Teva Pharmaceutical Finance IV,
	BVµ
	3.650%, 11/10/21	978,163
134,000	Teva Pharmaceutical Finance IV,
	LLCµ
	2.250%, 03/18/20	130,472
335,000	Teva Pharmaceutical Finance
	Netherlands III, BV^
	6.000%, 04/15/24	347,717
402,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	393,693
		17,523,543

	Industrials (2.1%)
383,000	ACCO Brands Corp.*
	5.250%, 12/15/24	380,242
406,000	Allison Transmission, Inc.*µ
	4.750%, 10/01/27	378,522
201,000	Apergy Corp.*
	6.375%, 05/01/26	205,326
359,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	359,939
335,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	312,999
325,000	Bombardier, Inc.*
	7.500%, 12/01/24	346,089
450,000	Covanta Holding Corp.
	5.875%, 03/01/24	451,058
354,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	335,649
206,000	Energizer Gamma Acquisition,
	Inc.*^
	6.375%, 07/15/26	211,946
354,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	334,629
67,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	65,745
626,000	Golden Nugget, Inc.*^
	6.750%, 10/15/24	625,271
454,000	Gray Television, Inc.*^
	5.875%, 07/15/26	444,491
335,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	346,102
483,000	H&E Equipment Services, Inc.
	5.625%, 09/01/25	479,402
	Hertz Corp.
335,000	7.375%, 01/15/21^	331,941
67,000	7.625%, 06/01/22*	65,747

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Icahn Enterprises, LP
335,000	6.375%, 12/15/25µ	$337,616
333,000	6.750%, 02/01/24^	340,441
191,000	James Hardie International
	Finance, Ltd.*^
	4.750%, 01/15/25	187,433
335,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	319,124
182,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	185,641
516,000	Meritor, Inc.^
	6.250%, 02/15/24	518,234
349,000	Multi-Color Corp.*^
	4.875%, 11/01/25	324,900
459,000	Navistar International Corp.*^
	6.625%, 11/01/25	480,146
	Park Aerospace Holdings, Ltd.*^
268,000	5.500%, 02/15/24	265,404
206,000	4.500%, 03/15/23	197,802
607,000	Park-Ohio Industries, Inc.
	6.625%, 04/15/27	617,058
316,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	304,540
201,000	Tennant Company
	5.625%, 05/01/25	201,146
62,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLC*
	7.750%, 04/15/26	55,680
191,000	TransDigm UK Holdings, PLC*
	6.875%, 05/15/26	196,360
516,000	United Rentals North America,
	Inc.µ
	4.875%, 01/15/28	482,535
167,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	159,695
		10,848,853

	Information Technology (0.7%)
502,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	512,796
268,000	Cardtronics, Inc.*
	5.500%, 05/01/25	240,094
473,000	CBS Radio, Inc.*^
	7.250%, 11/01/24	446,640
335,000	CDK Global, Inc.µ
	4.875%, 06/01/27	328,920
512,000	Clear Channel Worldwide
	Holdings, Inc.^
	7.625%, 03/15/20	513,674
301,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	308,993
330,000	Harland Clarke Holdings Corp.*^
	8.375%, 08/15/22	316,031
287,000	Nuance Communications, Inc.µ
	5.625%, 12/15/26	285,670
354,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	351,458
292,000	VFH Parent, LLC*^
	6.750%, 06/15/22	300,961
		3,605,237

	Materials (1.3%)
541,000	AK Steel Corp.^
	6.375%, 10/15/25	500,073
PRINCIPAL AMOUNT		VALUE
478,000	Alcoa Nederland Holding, BV*µ
	7.000%, 09/30/26	$517,435
1,066,000	ArcelorMittal, SA^
	7.000%, 10/15/39	1,211,125
1,028,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*^
	6.000%, 02/15/25	1,004,896
134,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	134,320
121,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	123,031
67,000	Commercial Metals Company*^
	5.750%, 04/15/26	65,198
263,000	First Quantum Minerals, Ltd.*
	7.250%, 04/01/23	263,059
244,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	241,882
206,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	205,579
191,000	Kinross Gold Corp.µ
	4.500%, 07/15/27	176,640
311,000	New Gold, Inc.*^
	6.375%, 05/15/25	285,711
880,000	PBF Holding Company, LLC /
	PBF Finance Corp.^
	7.250%, 06/15/25	925,082
	United States Steel Corp.^
636,000	6.875%, 08/15/25	651,442
134,000	6.250%, 03/15/26	134,266
		6,439,739

	Real Estate (0.2%)
12,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	12,676
603,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	584,575
330,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	326,273
		923,524

	Telecommunication Services (2.4%)
249,000	Altice Financing, SA*^
	7.500%, 05/15/26	243,345
603,000	Altice France, SA*
	7.375%, 05/01/26	596,895
	Altice Luxembourg, SA*^
191,000	7.750%, 05/15/22	190,801
191,000	7.625%, 02/15/25	178,077
383,000	Altice US Finance I Corp.*µ
	5.500%, 05/15/26	376,485
148,000	Block Communications, Inc.*
	6.875%, 02/15/25	148,155
344,000	CB Escrow Corp.*
	8.000%, 10/15/25	315,224
120,000	Cincinnati Bell, Inc.*
	7.000%, 07/15/24	107,089
349,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	326,619
937,000	CSC Holdings, LLC*µ
	5.500%, 04/15/27	902,429

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,298,000	Embarq Corp.µ
	7.995%, 06/01/36	$1,224,287
	Frontier Communications Corp.^
851,000	11.000%, 09/15/25	692,365
641,000	7.625%, 04/15/24	435,816
134,000	8.500%, 04/01/26*	128,810
	Hughes Satellite Systems Corp.
301,000	6.625%, 08/01/26^	287,831
77,000	5.250%, 08/01/26µ	73,794
383,000	Inmarsat Finance, PLC*^
	4.875%, 05/15/22	380,030
	Intelsat Jackson Holdings, SA
469,000	9.750%, 07/15/25*	501,518
320,000	7.500%, 04/01/21^	321,933
244,000	8.000%, 02/15/24*^	257,269
325,000	Qwest Corp.µ
	6.875%, 09/15/33	308,137
148,000	SBA Communications Corp.
	4.000%, 10/01/22	143,616
	Sprint Corp.
1,435,000	7.875%, 09/15/23^	1,532,049
779,000	7.125%, 06/15/24	801,131
335,000	T-Mobile USA, Inc.µ
	4.750%, 02/01/28	310,935
67,000	Telecom Italia Capital, SAµ
	6.000%, 09/30/34	66,472
473,000	United States Cellular Corp.µ
	6.700%, 12/15/33	487,963
191,000	Wind Tre, S.p.A.*
	5.000%, 01/20/26	172,379
	Windstream Services, LLC /
	Windstream Finance Corp.
330,000	8.625%, 10/31/25*	310,561
107,000	7.750%, 10/01/21	82,390
82,000	10.500%, 06/30/24*	82,331
		11,986,736

	Utilities (0.4%)
143,000	NGPL PipeCo, LLC*µ
	4.875%, 08/15/27	143,179
	NRG Energy, Inc.
369,000	5.750%, 01/15/28*^	366,441
335,000	6.625%, 01/15/27	347,055
631,000	PPL Capital Funding, Inc.^‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	624,274
191,000	Talen Energy Supply, LLC*
	10.500%, 01/15/26	165,675
335,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	315,984
282,000	Vistra Energy Corp.*
	8.125%, 01/30/26	310,564
		2,273,172
	TOTAL CORPORATE BONDS
	(Cost $110,986,761)	107,515,723

CONVERTIBLE BONDS (95.7%)
	Consumer Discretionary (12.8%)
7,000,000	Booking Holdings, Inc.µ~
	0.350%, 06/15/20	10,828,510
2,000,000	Ctrip.com International, Ltd.
	1.000%, 07/01/20	1,988,430
PRINCIPAL AMOUNT			VALUE
		DISH Network Corp.^
6,000,000		2.375%, 03/15/24	$5,204,820
5,500,000		3.375%, 08/15/26	5,013,635
		Liberty Interactive, LLC
632,851		4.000%, 11/15/29	434,148
475,000		3.750%, 02/15/30	323,219
		Liberty Media Corp.
5,825,000		1.375%, 10/15/23	7,414,817
3,400,000		2.250%, 09/30/46	1,843,463
3,500,000		Liberty Media Corp. / Liberty
		Formula One
		1.000%, 01/30/23	3,957,362
3,000,000		Marriott Vacations Worldwide
		Corp.*
		1.500%, 09/15/22	3,117,525
3,450,000		RH*
		0.000%, 06/15/23	3,203,636
21,450,000		Tesla, Inc.
		1.250%, 03/01/21	21,948,283
			65,277,848

		Energy (5.3%)
2,400,000		Helix Energy Solutions Group, Inc.
		4.125%, 09/15/23	3,139,620
6,750,000		Nabors Industries, Inc.^
		0.750%, 01/15/24	5,280,930
4,631,000		Oil States International, Inc.*^
		1.500%, 02/15/23	5,031,697
4,850,000		PDC Energy, Inc.^
		1.125%, 09/15/21	5,081,903
4,700,000		SM Energy Company
		1.500%, 07/01/21	4,957,960
9,600,000		SunEdison, Inc.@
		0.250%, 01/15/20	215,808
2,800,000		TOTAL, SA
		0.500%, 12/02/22	3,201,114
			26,909,032

		Financials (6.4%)
7,500,000		Ares Capital Corp.µ
		4.375%, 01/15/19	7,540,575
1,500,000		Blackstone Mortgage Trust, Inc.µ
		4.375%, 05/05/22	1,486,747
2,000,000		Colony Capital, Inc.
		3.875%, 01/15/21	1,902,540
3,125,000		Hope Bancorp, Inc.*
		2.000%, 05/15/38	2,980,766
2,982,000		IAC FinanceCo, Inc.*
		0.875%, 10/01/22	3,364,173
6,250,000		JPMorgan Chase Financial
		Company, LLC (Voya Financial,
		Inc.)§
		0.250%, 05/01/23	6,133,375
2,900,000		MGIC Investment Corp.*
		9.000%, 04/01/63	3,914,898
2,000,000		Prospect Capital Corp.^
		4.750%, 04/15/20	2,007,400
3,450,000		TCP Capital Corp.
		4.625%, 03/01/22	3,476,272
			32,806,746

		Health Care (14.9%)
8,150,000		BioMarin Pharmaceutical, Inc.^µ
		1.500%, 10/15/20	9,946,667
4,944,000	CAD	Canopy Growth Corp.*
		4.250%, 07/15/23	3,724,580

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,400,000	Flexion Therapeutics, Inc.
	3.375%, 05/01/24	$2,787,384
	Illumina, Inc.^
2,750,000	0.000%, 06/15/19	3,584,735
2,500,000	0.500%, 06/15/21	3,542,275
	Innoviva, Inc.
3,250,000	2.125%, 01/15/23	3,160,154
477,000	2.500%, 08/15/25*	506,290
1,500,000	Insmed, Inc.
	1.750%, 01/15/25	1,408,508
6,000,000	Insulet Corp.*
	1.375%, 11/15/24	6,608,970
2,500,000	Ionis Pharmaceuticals, Inc.
	1.000%, 11/15/21	2,483,800
2,555,000	Ironwood Pharmaceuticals, Inc.
	2.250%, 06/15/22	3,438,685
4,500,000	Jazz Investments I, Ltd.^
	1.875%, 08/15/21	4,855,725
3,500,000	Ligand Pharmaceuticals, Inc.*
	0.750%, 05/15/23	3,704,505
1,500,000	Medicines Company
	2.750%, 07/15/23	1,592,798
1,750,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	2,581,180
4,550,000	NuVasive, Inc.
	2.250%, 03/15/21	5,160,564
3,250,000	Pacira Pharmaceuticals, Inc.^
	2.375%, 04/01/22	3,237,000
1,500,000	Sarepta Therapeutics, Inc.*^
	1.500%, 11/15/24	2,637,773
2,873,000	Supernus Pharmaceuticals, Inc.*
	0.625%, 04/01/23	3,245,915
3,500,000	Teladoc, Inc.*
	1.375%, 05/15/25	4,503,047
3,500,000	Wright Medical Group, Inc.*
	1.625%, 06/15/23	3,439,468
		76,150,023

	Industrials (6.6%)
2,500,000	Air Lease Corp.µ
	3.875%, 12/01/18	3,770,875
3,500,000	Air Transport Services Group,
	Inc.*
	1.125%, 10/15/24	3,434,463
3,300,000	Atlas Air Worldwide Holdings,
	Inc.^µ
	2.250%, 06/01/22	3,904,015
4,500,000	Dycom Industries, Inc.~
	0.750%, 09/15/21	5,025,420
3,000,000	Echo Global Logistics, Inc.
	2.500%, 05/01/20	3,316,995
5,250,000	Greenbrier Companies, Inc.^
	2.875%, 02/01/24	6,245,846
2,750,000	Meritor, Inc.*^
	3.250%, 10/15/37	2,720,259
1,711,000	Patrick Industries, Inc.*
	1.000%, 02/01/23	1,649,575
3,400,000	Tutor Perini Corp.
	2.875%, 06/15/21	3,395,036
		33,462,484

	Information Technology (43.8%)
2,000,000	Advanced Micro Devices, Inc.µ
	2.125%, 09/01/26	4,766,430
6,265,000	Akamai Technologies, Inc.*µ
	0.125%, 05/01/25	6,304,188
PRINCIPAL AMOUNT		VALUE
5,250,000	Altaba, Inc.µ
	0.000%, 12/01/18	$7,145,539
3,500,000	Apptio, Inc.*
	0.875%, 04/01/23	3,729,285
3,450,000	Atlassian, Inc.*^µ
	0.625%, 05/01/23	3,807,144
3,500,000	Avaya Holdings Corp.*µ
	2.250%, 06/15/23	3,465,840
4,435,000	Citrix Systems, Inc.µ
	0.500%, 04/15/19	6,735,124
914,000	Cypress Semiconductor Corp.*
	2.000%, 02/01/23	997,869
	Envestnet, Inc.
3,450,000	1.750%, 06/01/23*	3,712,234
3,000,000	1.750%, 12/15/19	3,256,035
3,450,000	Etsy, Inc.*^
	0.000%, 03/01/23	4,430,214
3,500,000	FireEye, Inc.*
	0.875%, 06/01/24	3,323,600
6,250,000	Guidewire Software, Inc.
	1.250%, 03/15/25	6,222,594
5,550,000	II-VI, Inc.*^
	0.250%, 09/01/22	5,862,104
7,175,000	Inphi Corp.
	0.750%, 09/01/21	6,725,845
5,900,000	Intel Corp.^~
	3.250%, 08/01/39	13,686,790
5,000,000	Lumentum Holdings, Inc.^
	0.250%, 03/15/24	5,602,700
12,000,000	Microchip Technology, Inc.~
	1.625%, 02/15/27	14,388,720
4,750,000	Micron Technology, Inc.~
	3.000%, 11/15/43	8,622,675
6,094,000	New Relic, Inc.*
	0.500%, 05/01/23	6,586,030
1,039,000	Novellus Systems, Inc.~
	2.625%, 05/15/41	5,969,860
5,750,000	NXP Semiconductors, NV^
	1.000%, 12/01/19	6,360,104
	ON Semiconductor Corp.
6,010,000	1.000%, 12/01/20~	7,847,377
3,500,000	1.625%, 10/15/23^	4,395,667
3,500,000	OSI Systems, Inc.^
	1.250%, 09/01/22	3,416,035
12,750,000	Palo Alto Networks, Inc.*
	0.750%, 07/01/23	12,508,132
3,500,000	Pure Storage, Inc.*
	0.125%, 04/15/23	3,686,568
3,692,000	Q2 Holdings, Inc.*
	0.750%, 02/15/23	4,301,789
3,150,000	Quotient Technology, Inc.*
	1.750%, 12/01/22	3,433,579
2,050,000	RealPage, Inc.
	1.500%, 11/15/22	2,899,243
2,600,000	Silicon Laboratories, Inc.^
	1.375%, 03/01/22	3,053,440
6,900,000	Square, Inc.*^
	0.500%, 05/15/23	7,554,810
2,482,000	Synaptics, Inc.^
	0.500%, 06/15/22	2,450,826
3,450,000	Twitter, Inc.*^
	0.250%, 06/15/24	3,147,746
3,500,000	Veeco Instruments, Inc.
	2.700%, 01/15/23	3,098,218
3,500,000	Viavi Solutions, Inc.^
	1.000%, 03/01/24	3,511,760

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
7,000,000	Wix.com, Ltd.*
	0.000%, 07/01/23	$6,697,565
12,250,000	Workday, Inc.*^
	0.250%, 10/01/22	12,964,726
6,250,000	Zendesk, Inc.*
	0.250%, 03/15/23	6,819,594
		223,487,999

	Materials (0.6%)
3,000,000	Royal Gold, Inc.
	2.875%, 06/15/19	3,088,725

	Real Estate (2.9%)
3,095,000	Empire State Realty OP, LP*
	2.625%, 08/15/19	3,111,017
4,200,000	IH Merger Sub, LLC
	3.500%, 01/15/22	4,654,797
3,500,000	Redfin Corp.
	1.750%, 07/15/23	3,588,515
3,400,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	3,424,208
		14,778,537

	Telecommunication Services (1.1%)
5,498,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	5,724,518

	Utilities (1.3%)
3,500,000	NRG Energy, Inc.*
	2.750%, 06/01/48	3,435,197
3,400,000	NRG Yield, Inc.*
	3.250%, 06/01/20	3,412,376
		6,847,573
	TOTAL CONVERTIBLE BONDS
	(Cost $490,543,143)	488,533,485

U.S. GOVERNMENT AND AGENCY SECURITIES (1.7%)
	United States Treasury Note
5,738,000	1.875%, 05/31/22	5,544,669
3,060,000	2.375%, 03/15/21	3,031,233
		8,575,902

	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $8,730,386)	8,575,902

BANK LOANS (1.7%) ‡
	Consumer Discretionary (0.2%)
140,000	American Greetings Corp.
	6.589%, 04/06/24
	1 mo. LIBOR + 4.50%	140,875
263,217	Cumulus Media, Inc.
	6.580%, 05/15/22
	1 mo. LIBOR + 4.50%	260,322
682,500	Weight Watchers International,
	Inc.
	7.050%, 11/29/24
	1 mo. LIBOR + 4.75%	691,993
		1,093,190
PRINCIPAL AMOUNT		VALUE
	Energy (0.1%)
289,275	McDermott Tech Americas, Inc.
	7.077%, 05/10/25
	1 mo. LIBOR + 5.00%	$291,500

	Financials (0.2%)
69,825	AssuredPartners, Inc.
	5.327%, 10/22/24
	1 mo. LIBOR + 3.25%	69,991
349,125	Genworth Financial, Inc.
	6.578%, 03/07/23
	1 mo. LIBOR + 4.50%	356,764
213,182	GLP Financing, LLC
	3.579%, 04/28/21
	1 mo. LIBOR + 1.50%	211,583
280,000	HUB International, Ltd.
	5.335%, 04/25/25
	3 mo. LIBOR + 3.00%	280,161
		918,499

	Health Care (0.6%)
699,838	Amneal Pharmaceuticals, LLC
	5.625%, 05/04/25
	1 mo. LIBOR + 3.50%	705,965
700,000	Bausch Health Cos., Inc.
	5.092%, 06/01/25
	1 mo. LIBOR + 3.00%	701,813
	Gentiva Health Services, Inc.
350,000	9.375%, 07/02/26
	3 mo. LIBOR + 7.00%	357,438
175,928	6.125%, 07/02/25
	3 mo. LIBOR + 3.75%	177,577
323,363	Mallinckrodt International Finance,
	SA
	5.203%, 09/24/24
	3 mo. LIBOR + 2.75%	318,866
350,000	Ortho Clinical Diagnostics, SA
	5.327%, 06/30/25
	1 mo. LIBOR + 3.25%	350,156
562,154	Team Health Holdings, Inc.
	4.827%, 02/06/24
	1 mo. LIBOR + 2.75%	547,397
		3,159,212

	Industrials (0.1%)
329,175	Scientific Games International,
	Inc.
	4.903%, 08/14/24
	2 mo. LIBOR + 2.75%	329,792
333,325	TransDigm, Inc.
	4.577%, 08/22/24
	1 mo. LIBOR + 2.50%	333,875
		663,667

	Information Technology (0.1%)
675,000	First Data Corp.
	4.069%, 04/26/24
	1 mo. LIBOR + 2.00%	675,581

	Real Estate (0.1%)
350,000	Istar, Inc.
	4.842%, 06/28/23
	1 mo. LIBOR + 2.75%	350,656

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Telecommunication Services (0.3%)
350,000	Cincinnati Bell, Inc.
	5.327%, 10/02/24
	1 mo. LIBOR + 3.25%	$352,051
339,150	CSC Holdings, LLC
	4.572%, 01/25/26
	1 mo. LIBOR + 2.50%	339,362
340,000	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	356,680
501,614	New Media Holdings II, LLC!
	0.000%, 06/04/20	506,006
		1,554,099
	TOTAL BANK LOANS
	(Cost $8,637,001)	8,706,404

SYNTHETIC CONVERTIBLE SECURITIES (1.3%) ¤
Corporate Bonds (1.0%)
	Consumer Discretionary (0.2%)
12,000	AV Homes, Inc.
	6.625%, 05/15/22	12,376
15,000	Beverages & More, Inc.*
	11.500%, 06/15/22	12,006
15,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	15,116
16,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	15,426
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
29,000	5.125%, 05/01/27*	27,729
12,000	5.750%, 09/01/23	12,214
6,000	5.000%, 02/01/28*^	5,643
25,000	Century Communities, Inc.
	5.875%, 07/15/25	23,645
109,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	110,616
	DISH DBS Corp.
22,000	6.750%, 06/01/21	22,178
22,000	5.875%, 11/15/24^	18,389
14,000	7.750%, 07/01/26^	12,253
27,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	27,384
44,000	ESH Hospitality, Inc.*
	5.250%, 05/01/25	42,731
8,000	GameStop Corp.*^
	6.750%, 03/15/21	8,162
	GLP Capital, LP / GLP Financing
	II, Inc.
15,000	5.250%, 06/01/25^	15,314
6,000	5.750%, 06/01/28µ	6,115
13,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	13,674
15,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	14,711
46,000	L Brands, Inc.µ
	6.875%, 11/01/35	39,686
15,000	M/I Homes, Inc.
	5.625%, 08/01/25	14,162
31,000	Mattel, Inc.*^
	6.750%, 12/31/25	30,143
14,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	13,938
PRINCIPAL AMOUNT		VALUE
17,000	Meritage Homes Corp.µ
	6.000%, 06/01/25	$17,165
174,000	MGM Resorts International
	6.750%, 10/01/20	183,668
64,000	Neiman Marcus Group Ltd., LLC*
	8.000%, 10/15/21	40,498
15,000	Penske Automotive Group, Inc.^
	5.500%, 05/15/26	14,659
	PetSmart, Inc.*
19,000	5.875%, 06/01/25	15,077
3,000	8.875%, 06/01/25^	2,066
	Rite Aid Corp.
31,000	7.700%, 02/15/27	27,182
9,000	6.125%, 04/01/23*^	9,080
27,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	24,522
18,000	Sally Holdings, LLC / Sally
	Capital, Inc.^
	5.625%, 12/01/25	16,844
15,000	Sotheby’s*
	4.875%, 12/15/25	14,399
12,000	VOC Escrow, Ltd.*µ
	5.000%, 02/15/28	11,559
		890,330

	Consumer Staples (0.1%)
6,000	Albertsons Companies, Inc.*^‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	6,079
16,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson’s,
	Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	14,415
15,000	Fresh Market, Inc.*
	9.750%, 05/01/23	10,656
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
95,000	7.250%, 06/01/21	96,054
21,000	6.750%, 02/15/28	20,006
	New Albertson’s, Inc.
18,000	7.450%, 08/01/29^	15,002
7,000	8.000%, 05/01/31	5,980
4,000	7.750%, 06/15/26	3,492
	Pilgrim’s Pride Corp.*
24,000	5.875%, 09/30/27	22,565
6,000	5.750%, 03/15/25	5,760
	Post Holdings, Inc.*
14,000	5.750%, 03/01/27	13,670
3,000	5.625%, 01/15/28	2,866
	Simmons Foods, Inc.*
9,000	7.750%, 01/15/24	9,318
7,000	5.750%, 11/01/24	5,800
		231,663

	Energy (0.1%)
5,000	Berry Petroleum Company, LLC*
	7.000%, 02/15/26	5,211
9,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	9,098
15,000	Buckeye Partners, LP^‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	13,829
31,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	29,969
22,000	California Resources Corp.*^
	8.000%, 12/15/22	19,801

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Carrizo Oil & Gas, Inc.
12,000	8.250%, 07/15/25	$12,959
7,000	6.250%, 04/15/23^	7,143
15,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	15,080
15,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	15,391
3,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	3,325
29,000	DCP Midstream Operating, LP*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	26,649
6,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	5,961
	Denbury Resources, Inc.
13,000	5.500%, 05/01/22^	11,811
10,000	9.250%, 03/31/22*	10,616
6,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	6,238
28,000	Energy Transfer Equity, LP^
	5.500%, 06/01/27	28,736
33,000	Energy Transfer Partners, LPµ‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	28,609
	Enterprise Products Operating,
	LLC‡
23,000	4.875%, 08/16/77µ
	3 mo. USD LIBOR + 2.99%	22,007
6,000	5.375%, 02/15/78^
	3 mo. USD LIBOR + 2.57%	5,635
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*
12,000	7.750%, 05/15/26	12,271
11,000	9.375%, 05/01/24^	9,076
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
15,000	6.500%, 10/01/25^	14,555
15,000	6.250%, 05/15/26	14,166
22,000	Gulfport Energy Corp.^
	6.375%, 05/15/25	21,483
12,000	Halcon Resources Corp.
	6.750%, 02/15/25	11,188
20,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	21,525
15,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	15,110
12,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*
	10.625%, 05/01/24	12,465
6,000	Moss Creek Resources Holdings,
	Inc.*
	7.500%, 01/15/26	5,896
2,000	Nabors Industries, Inc.*µ
	5.750%, 02/01/25	1,894
11,000	Oasis Petroleum, Inc.*
	6.250%, 05/01/26	11,058
15,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*^
	7.750%, 12/15/25	15,195
15,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	14,860
PRINCIPAL AMOUNT		VALUE
15,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	$14,699
6,000	QEP Resources, Inc.^
	5.625%, 03/01/26	5,788
23,000	SESI, LLC^
	7.750%, 09/15/24	23,794
7,000	SM Energy Company^
	6.750%, 09/15/26	7,156
13,000	Southwestern Energy Company^
	7.500%, 04/01/26	13,509
10,000	Sunoco, LP / Sunoco Finance
	Corp.*
	5.500%, 02/15/26	9,569
3,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.*^
	5.875%, 04/15/26	3,070
3,000	TransMontaigne Partners, LP /
	TLP Finance Corp.
	6.125%, 02/15/26	2,975
3,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	3,056
15,000	Transocean, Inc.*
	7.500%, 01/15/26	15,378
15,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*^
	8.750%, 04/15/23	13,905
14,000	W&T Offshore, Inc.*
	9.000%, 05/15/20
	10.750% PIK rate	14,270
32,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	31,882
15,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	15,541
	WildHorse Resource
	Development Corp.
18,000	6.875%, 02/01/25	18,249
6,000	6.875%, 02/01/25*	6,089
		657,740

	Financials (0.1%)
30,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	27,242
47,000	Ally Financial, Inc.
	8.000%, 11/01/31	56,883
15,000	Amwins Group, Inc.*^
	7.750%, 07/01/26	15,715
27,000	Ardonagh Midco 3, PLC*
	8.625%, 07/15/23	27,649
25,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	24,223
15,000	Bank of America Corp.µ‡
	5.875%, 03/15/28
	3 mo. USD LIBOR + 2.93%	14,872
15,000	Bank of Nova Scotia^µ‡
	4.650%, 10/12/22
	3 mo. USD LIBOR + 2.65%	13,704
29,000	Charles Schwab Corp.µ‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	28,120
19,000	CyrusOne, LP / CyrusOne
	Finance Corp.µ
	5.375%, 03/15/27	18,916

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
27,000	Dell International, LLC / EMC
	Corp.*^µ
	6.020%, 06/15/26	$28,572
15,000	Discover Financial Servicesµ‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.08%	14,721
10,000	Equinix, Inc.^
	5.375%, 05/15/27	10,114
6,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	5,824
15,000	HUB International, Ltd.*
	7.000%, 05/01/26	15,071
23,000	ILFC E-Capital Trust II*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	21,139
34,000	Iron Mountain, Inc.*µ
	5.250%, 03/15/28	31,495
50,000	Jefferies Finance, LLC*
	7.250%, 08/15/24	49,086
14,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.*µ
	5.250%, 10/01/25	13,138
12,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	11,715
15,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	14,605
	MetLife, Inc.^
26,000	6.400%, 12/15/66	27,684
2,000	5.875%, 03/15/28‡
	3 mo. USD LIBOR + 2.96%	2,053
31,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.
	6.500%, 07/01/21	31,092
27,000	Navient Corp.^
	6.750%, 06/25/25	26,866
13,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	13,126
17,000	Oil Insurance, Ltd.*‡
	5.319%, 08/31/18
	3 mo. USD LIBOR + 2.98%	16,145
29,000	Quicken Loans, Inc.*µ
	5.750%, 05/01/25	28,921
16,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	15,878
	Springleaf Finance Corp.
20,000	6.875%, 03/15/25^	20,311
13,000	8.250%, 10/01/23	14,413
8,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	7,908
30,000	Tronox Finance, PLC*
	5.750%, 10/01/25	28,965
		676,166
	Health Care (0.2%)
28,000	Acadia Healthcare Company, Inc.
	6.500%, 03/01/24	28,722
	Bausch Health Cos., Inc.*
31,000	8.500%, 01/31/27	31,913
30,000	9.000%, 12/15/25^	31,837
15,000	7.500%, 07/15/21	15,313
14,000	9.250%, 04/01/26	14,908
PRINCIPAL AMOUNT		VALUE
	Community Health Systems, Inc.
53,000	8.125%, 06/30/24*^	$43,662
4,000	6.875%, 02/01/22	1,966
45,000	DaVita, Inc.
	5.125%, 07/15/24	43,814
257,000	Endo Finance, LLC / Endo Finco,
	Inc.*^
	7.250%, 01/15/22	242,873
	HCA, Inc.
92,000	5.375%, 02/01/25^	93,311
13,000	7.500%, 11/06/33	13,923
15,000	Horizon Pharma, Inc. / Horizon
	Pharma USA, Inc.*^
	8.750%, 11/01/24	16,012
16,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	15,630
20,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	17,262
6,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	5,255
	Tenet Healthcare Corp.^
43,000	6.750%, 06/15/23	43,707
29,000	5.125%, 05/01/25	28,184
29,000	Teva Pharmaceutical Finance
	Company, BV^µ
	2.950%, 12/18/22	26,747
46,000	Teva Pharmaceutical Finance IV,
	BVµ
	3.650%, 11/10/21	44,418
6,000	Teva Pharmaceutical Finance IV,
	LLCµ
	2.250%, 03/18/20	5,842
15,000	Teva Pharmaceutical Finance
	Netherlands III, BV^
	6.000%, 04/15/24	15,569
18,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	17,628
		798,496
	Industrials (0.1%)
17,000	ACCO Brands Corp.*
	5.250%, 12/15/24	16,878
19,000	Allison Transmission, Inc.*µ
	4.750%, 10/01/27	17,714
9,000	Apergy Corp.*
	6.375%, 05/01/26	9,194
16,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	16,042
15,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	14,015
15,000	Bombardier, Inc.*
	7.500%, 12/01/24	15,973
20,000	Covanta Holding Corp.
	5.875%, 03/01/24	20,047
16,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	15,171
9,000	Energizer Gamma Acquisition,
	Inc.*^
	6.375%, 07/15/26	9,260
16,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	15,124
3,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	2,944

See accompanying Notes to Schedule of Investments

10

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
29,000	Golden Nugget, Inc.*^
	6.750%, 10/15/24	$28,966
21,000	Gray Television, Inc.*^
	5.875%, 07/15/26	20,560
15,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	15,497
22,000	H&E Equipment Services, Inc.
	5.625%, 09/01/25	21,836
	Hertz Corp.
15,000	7.375%, 01/15/21^	14,863
3,000	7.625%, 06/01/22*	2,944
	Icahn Enterprises, LP
15,000	6.750%, 02/01/24^	15,335
15,000	6.375%, 12/15/25µ	15,117
9,000	James Hardie International
	Finance, Ltd.*^
	4.750%, 01/15/25	8,832
15,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	14,289
8,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	8,160
24,000	Meritor, Inc.^
	6.250%, 02/15/24	24,104
16,000	Multi-Color Corp.*^
	4.875%, 11/01/25	14,895
21,000	Navistar International Corp.*^
	6.625%, 11/01/25	21,967
	Park Aerospace Holdings, Ltd.*^
12,000	5.500%, 02/15/24	11,884
9,000	4.500%, 03/15/23	8,642
28,000	Park-Ohio Industries, Inc.
	6.625%, 04/15/27	28,464
14,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	13,492
9,000	Tennant Company
	5.625%, 05/01/25	9,007
3,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLC*
	7.750%, 04/15/26	2,694
9,000	TransDigm UK Holdings, PLC*
	6.875%, 05/15/26	9,253
24,000	United Rentals North America,
	Inc.µ
	4.875%, 01/15/28	22,443
8,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	7,650
		493,256
	Information Technology (0.0%)
23,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	23,495
12,000	Cardtronics, Inc.*
	5.500%, 05/01/25	10,750
22,000	CBS Radio, Inc.*^
	7.250%, 11/01/24	20,774
15,000	CDK Global, Inc.µ
	4.875%, 06/01/27	14,728
23,000	Clear Channel Worldwide
	Holdings, Inc.^
	7.625%, 03/15/20	23,075
14,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	14,372
15,000	Harland Clarke Holdings Corp.*^
	8.375%, 08/15/22	14,365
PRINCIPAL AMOUNT		VALUE
13,000	Nuance Communications, Inc.µ
	5.625%, 12/15/26	$12,940
16,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	15,885
13,000	VFH Parent, LLC*^
	6.750%, 06/15/22	13,399
		163,783
	Materials (0.1%)
25,000	AK Steel Corp.^
	6.375%, 10/15/25	23,109
22,000	Alcoa Nederland Holding, BV*µ
	7.000%, 09/30/26	23,815
49,000	ArcelorMittal, SA^
	7.000%, 10/15/39	55,671
47,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*^
	6.000%, 02/15/25	45,944
6,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	6,014
5,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	5,084
3,000	Commercial Metals Company*^
	5.750%, 04/15/26	2,919
12,000	First Quantum Minerals, Ltd.*
	7.250%, 04/01/23	12,003
11,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	10,904
9,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	8,982
9,000	Kinross Gold Corp.µ
	4.500%, 07/15/27	8,323
14,000	New Gold, Inc.*^
	6.375%, 05/15/25	12,862
40,000	PBF Holding Company, LLC /
	PBF Finance Corp.^
	7.250%, 06/15/25	42,049
	United States Steel Corp.^
29,000	6.875%, 08/15/25	29,704
6,000	6.250%, 03/15/26	6,012
		293,395
	Real Estate (0.0%)
1,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	1,056
27,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	26,175
15,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	14,831
		42,062
	Telecommunication Services (0.1%)
11,000	Altice Financing, SA*^
	7.500%, 05/15/26	10,750
27,000	Altice France, SA*
	7.375%, 05/01/26	26,727
	Altice Luxembourg, SA*^
9,000	7.750%, 05/15/22	8,991
9,000	7.625%, 02/15/25	8,391
17,000	Altice US Finance I Corp.*µ
	5.500%, 05/15/26	16,711

See accompanying Notes to Schedule of Investments

11

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
7,000	Block Communications, Inc.*
	6.875%, 02/15/25	$7,007
16,000	CB Escrow Corp.*
	8.000%, 10/15/25	14,662
5,000	Cincinnati Bell, Inc.*
	7.000%, 07/15/24	4,462
16,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	14,974
43,000	CSC Holdings, LLC*µ
	5.500%, 04/15/27	41,413
59,000	Embarq Corp.µ
	7.995%, 06/01/36	55,649
	Frontier Communications Corp.^
39,000	11.000%, 09/15/25	31,730
29,000	7.625%, 04/15/24	19,717
6,000	8.500%, 04/01/26*	5,768
	Hughes Satellite Systems Corp.
14,000	6.625%, 08/01/26^	13,387
3,000	5.250%, 08/01/26µ	2,875
17,000	Inmarsat Finance, PLC*^
	4.875%, 05/15/22	16,868
	Intelsat Jackson Holdings, SA
21,000	9.750%, 07/15/25*	22,456
15,000	7.500%, 04/01/21^	15,091
11,000	8.000%, 02/15/24*^	11,598
15,000	Qwest Corp.µ
	6.875%, 09/15/33	14,222
7,000	SBA Communications Corp.
	4.000%, 10/01/22	6,793
	Sprint Corp.
65,000	7.875%, 09/15/23^	69,396
36,000	7.125%, 06/15/24	37,023
15,000	T-Mobile USA, Inc.µ
	4.750%, 02/01/28	13,922
3,000	Telecom Italia Capital, SAµ
	6.000%, 09/30/34	2,976
22,000	United States Cellular Corp.µ
	6.700%, 12/15/33	22,696
9,000	Wind Tre, S.p.A.*
	5.000%, 01/20/26	8,123
	Windstream Services, LLC /
	Windstream Finance Corp.
15,000	8.625%, 10/31/25*	14,116
5,000	7.750%, 10/01/21	3,850
4,000	10.500%, 06/30/24	4,016
		546,360
	Utilities (0.0%)
7,000	NGPL PipeCo, LLC*µ
	4.875%, 08/15/27	7,009
	NRG Energy, Inc.
17,000	5.750%, 01/15/28*^	16,882
15,000	6.625%, 01/15/27	15,540
29,000	PPL Capital Funding, Inc.^‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	28,691
9,000	Talen Energy Supply, LLC*
	10.500%, 01/15/26	7,807
15,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	14,148
13,000	Vistra Energy Corp.*
	8.125%, 01/30/26	14,317
		104,394

	TOTAL CORPORATE BONDS	4,897,645
PRINCIPAL AMOUNT		VALUE
U.S. Government and Agency Securities (0.1%)
	United States Treasury Note
262,000	1.875%, 05/31/22	$253,172
140,000	2.375%, 03/15/21	138,684
		391,856

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2%) #
	Financials (0.1%)
2,000	Bank of America Corp.
200,000	Call, 01/18/19, Strike $30.00	478,000
	Industrials (0.0%)
425	Stanley Black & Decker, Inc.
42,500	Call, 01/18/19, Strike $170.00	72,250
	Information Technology (0.1%)
450	Red Hat, Inc.
45,000	Call, 01/18/19, Strike $175.00	86,625
545	Take-Two Interactive Software,
54,500	Inc.
	Call, 01/18/19, Strike $130.00	297,025
		383,650
	TOTAL PURCHASED OPTIONS	933,900
	TOTAL SYNTHETIC
	CONVERTIBLE SECURITIES
	(Cost $8,023,402)	6,223,401

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (19.1%)
	Energy (2.0%)
61,000	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)~§
	3.399%, 09/15/29	2,662,436
86,450	Hess Corp.
	8.000%, 02/01/19	6,307,392
55,800	NuStar Energy, LP‡
	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	1,341,432
		10,311,260
	Financials (7.6%)
104,000	AMG Capital Trust II~
	5.150%, 10/15/37	6,181,916
10,675	Bank of America Corp.
	7.250%, 12/31/49	13,581,162
17,347	Virtus Investment Partners, Inc.
	7.250%, 02/01/20	1,927,599
13,555	Wells Fargo & Company
	7.500%, 12/31/49	17,201,295
		38,891,972

See accompanying Notes to Schedule of Investments

12

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Health Care (1.3%)
103,500	Becton Dickinson and Companyµ
	6.125%, 05/01/20	$6,569,145
	Industrials (2.2%)
6,350	Fortive Corp.
	5.000%, 07/01/21	6,699,250
67,000	Rexnord Corp.
	5.750%, 11/15/19	4,279,290
		10,978,540
	Real Estate (2.1%)
5,900	Crown Castle International Corp.µ
	6.875%, 08/01/20	6,295,418
76,025	Welltower, Inc.
	6.500%, 12/31/49	4,515,125
		10,810,543
	Utilities (3.9%)
68,875	DTE Energy Company~
	6.500%, 10/01/19	3,620,828
173,300	NextEra Energy, Inc.
	6.123%, 09/01/19	9,921,425
	Sempra Energy
3,119,240	6.750%, 07/15/21	3,199,716
31,500	6.000%, 01/15/21	3,222,765
		19,964,734
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $93,199,322)	97,526,194

COMMON STOCKS (5.8%)
	Consumer Discretionary (0.0%)
1,438	Cumulus Media, Inc. - Class A#	24,087
4,995	GameStop Corp. - Class A^	71,978
		96,065
	Energy (0.8%)
525	Chevron Corp.	66,292
19,925	Enterprise Products Partners, LP	577,825
3,850	GasLog, Ltd.	64,872
7,475	Magellan Midstream Partners,
	LP~	536,406
1,960	Schlumberger, Ltd.	132,339
328,423	Southwestern Energy Company^#	1,688,094
15,195	Spectra Energy Partners, LP	561,759
4,965	Targa Resources Corp.	253,563
2,400	Williams Companies, Inc.	71,400
		3,952,550
	Health Care (5.0%)
78,079	Allergan, PLC	14,373,563
25,840	Anthem, Inc.	6,537,520
44,790	Molina Healthcare, Inc.^#	4,662,191
		25,573,274
	TOTAL COMMON STOCKS
	(Cost $41,411,472)	29,621,889
NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.2%)
	Other (0.2%)
29,300	SPDR Barclays Capital High Yield
	Bond ETF
	(Cost $1,092,108)	$1,053,042

WARRANT (0.0%) #
	Consumer Discretionary (0.0%)
1,943	Cumulus Media, Inc.
	05/31/38, Strike $0.00
	(Cost $27,688)	29,631

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Consumer Discretionary (0.1%)
45	Booking Holdings, Inc.
4,500	Put, 01/18/19, Strike $2,100.00	725,625
	Information Technology (0.0%)
600	Citrix Systems, Inc.
60,000	Put, 09/21/18, Strike $100.00	52,500
	TOTAL PURCHASED OPTIONS
	(Cost $830,709)	778,125

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (1.9%)
4,794,872	Fidelity Prime Money Market Fund
	- Institutional Class, 2.060%***	4,796,790
4,790,051	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.810%***	4,790,051
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $9,586,841)	9,586,841

TOTAL INVESTMENTS (148.5%)
(Cost $773,068,833)		758,150,637
MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-12.5%)		(64,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.0%)		(183,473,949)

NET ASSETS (100.0%)		$510,676,688

See accompanying Notes to Schedule of Investments

13

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%) #
	Consumer Discretionary (0.0%)
45	Booking Holdings, Inc.
4,500	Put, 01/18/19, Strike $1,850.00	$(259,200)
	Information Technology (-0.1%)
250	New Relic, Inc.
25,000	Call, 09/21/18, Strike $100.00	(141,250)
450	Square, Inc.
45,000	Call, 09/21/18, Strike $65.00	(214,875)
		(356,125)
	TOTAL WRITTEN OPTIONS
	(Premium $486,943)	(615,325)

NOTES TO SCHEDULE OF INVESTMENTS
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $86,137,445.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $7,451,809.
@	In default status and considered non-income producing.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

14

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50%of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows*:

Cost basis of investments	$772,581,890
Gross unrealized appreciation	34,454,115
Gross unrealized depreciation	(49,500,693)
Net unrealized appreciation (depreciation)	$(15,046,578)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$107,515,723	$—	$107,515,723
Convertible Bonds	—	488,533,485	—	488,533,485
U.S. Government and Agency Securities	—	8,575,902	—	8,575,902
Bank Loans	—	8,706,404	—	8,706,404
Synthetic Convertible Securities (Corporate Bonds)	—	4,880,767	—	4,880,767
Synthetic Convertible Securities (Sovereign Bonds)	—	16,878	—	16,878
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	391,856	—	391,856
Synthetic Convertible Securities (Purchased Options)	933,900	—	—	933,900
Convertible Preferred Stocks	85,061,014	12,465,180	—	97,526,194
Common Stocks U.S.	29,597,802	24,087	—	29,621,889
Exchange-Traded Funds	1,053,042	—	—	1,053,042
Warrants	—	29,631	—	29,631
Purchased Options	778,125	—	—	778,125
Short Term Investments	9,586,841	—	—	9,586,841
TOTAL	$127,010,724	$631,139,913	$—	$758,150,637
Liabilities:
Written Options	$615,325	$—	$—	$615,325
TOTAL	$615,325	$—	$—	$615,325

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Dynamic Convertible and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Dynamic Convertible and Income Fund

By:	/s/ John P. Calamos, sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 7, 2018